UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC 20549




                                 FORM N-PX

                    ANNUAL REPORT OF PROXY VOTING RECORD
                OF REGISTERED MANAGEMENT INVESTMENT COMPANY


                Investment Company Act file number   811-3627

                        Greenspring Fund, Incorporated
              (Exact Name of Registrant as Specified in Charter)

                        2330 West Joppa Road, Suite 110
                        Lutherville, Maryland 21093-4641
              (Address of Principal Executive Offices)(Zip Code)

    Registrant's Telephone Number, including Area Code: (410)823-5353

                       Mr. Charles vK. Carlson, President
                        2330 West Joppa Road, Suite 110
                        Lutherville, Maryland 21093-4641
                     (Name and address of Agent for Service)

                   Date of fiscal year end: December 31, 2011

                   Date of reporting period: June 30, 2011


Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.


Item 1. Proxy Voting Record 07/01/10-06/30/11


                                          MEETING                                   PROPOSED	  VOTE  FOR/AGAINST FOR/AGAINST
    ISSUER	     	     TICKER    CUSIP	 DATE			MATTER VOTED ON		   BY	 	  CAST   ABSTAIN     MANAGEMENT
-------------------------------------------------------------------------------------------------------------------------------
Prestige Brands		PBH	74112d101	08/03/10	1) Election of Directors	Management	07/29/10	For		For
									2) Ratify PWC as IA		Management	07/29/10	For		For

Cogent, Inc.		COGT	19239Y108	08/02/10	1) Election of Directors	Management	07/29/10	For		For
									2) Ratify DT as IA		Management	07/29/10	For		For

Carpenter Technology	CRS	144285103	10/11/10	1) Election of Directors	Management	09/29/10	For		For
									2) Approval of PwC as IA	Management	09/29/10	For		For

Ralcorp Holdings		RAH	751028101	01/18/11	1) Election of Directors	Management	12/29/10	For		For
									2) Ratify Pwc as IA		Management	12/29/10	For		For

Emerson Electric		EMR	291011104	02/01/11	1) Election of Directors	Management	01/31/11	For		For
									2) Re-approval of Performance	Management	01/31/11	For		For
									   Measures under 2006
									   Incentive Shares Plan
									3) Approval of 2011 Stock	Management	01/31/11	For		For
									   Option Plan
									4) Ratify KPMG as IA		Management	01/31/11	For		For
									5) Approval of Executive Comp.Management	01/31/11	For		For
									6) Advisory vote on frequency	Management	01/31/11	For		For
									   of executive compensation
									   advisory votes
									7) Approval of issuance of	Shareholder	01/31/11	Against	For
									   Sustainability Report

BCSB Bancorp		BCSB	055367106	02/09/11	1) Election of Directors	Management	02/02/11	For		For
									2) Ratify Stegman & Co. as IA	Management	02/02/11	For		For
									3) Approval of compensation	Management	02/02/11	For		For
									   of executive officers
									4) Approval of frequency of	Management	02/02/11	For		For
									   vote to approve
									   compensation of exec. off.

Urstadt Biddle		UBA	917286205	03/10/11	1) Election of Directors	Management	03/09/11	For		For
Properties Cl. A							2) Ratify PKF as IA		Management	03/09/11	For		For
									3) To amend Restricted Stock	Management	03/09/11	For		For
									   Award Plan
									4) Advisory Vote on executive	Management	03/09/11	For		For
									   compensation
									5) Frequency of shareholder	Management	03/09/11	For		For
									   advisory vote on executive
									   compensation

Southern National		SONA	843395104	04/28/11	1) Election of Directors	Management	04/14/11	For		For
Bancorp of VA							2) Ratify KPMG as IA		Management	04/14/11	For		For
									3) Approval of advisory		Management	04/14/11	For		For
									   proprosal on executive
									   compensation
									4) Approval of frequency of	Management	04/14/11	For		For
									   shareholder vote on
									   executive compensation

Cardinal Financial	CFNL	14149F109	04/15/11	1) Election of Directors	Management	04/04/11	For		For
									2) Advisory vote on		Management	04/04/11	For		For
									   executive compensation
									3) Frequency of advisory	Management	04/04/11	For		For
									   vote on executive
									   compensation
									4) Approve amended 2002		Management	04/04/11	For		For
									   Equity Compensation Plan
									5) Ratify KPMG as IA		Management	04/04/11	For		For

NTELOS Holdings		NTLS	67020Q107	05/10/11	1) Election of Directors	Management	04/14/11	For		For
									2) Advisory resolution		Management	04/14/11	For		For
									   approving executive
									   compensation
									3) Approval of frequency of	Management	04/14/11	For		For
									   vote to approve executive
									   compensation
									4) Approval of amendment to	Management	04/14/11	For		For
									   increase the number of
									   authorized shares
									5) Approval of reverse stock	Management	04/14/11	For		For
									   split and reduction of
									   authorized shares
									6) Ratify KPMG as IA		Management	04/14/11	For		For

Rosetta Resources		ROSE	777779307	05/06/11	1) Election of Directors	Management 	04/27/11	For		For
									2) Advisory vote on 		Management	04/27/11	For		For
									   executive compensation
									3) Frequency of vote on		Management	04/27/11	Against	Against
									   executive compensation
									4) Ratify PwC as IA		Management	04/27/11	For		For

Pentair Inc.		PNR	709631105	04/28/11	1) Election of Directors	Management	04/18/11	For		For
									2) Advisory vote on		Management	04/18/11	For		For
									   executive compensation
									3) Frequency of vote on		Management	04/18/11	For		For
									   executive compensation
									4) Ratify DT as IA		Management	04/18/11	For		For

MasTec, Inc.		MTZ	576323109	05/05/11	1) Election of Directors	Management	04/27/11	For		For
									2) Ratify BDO USA as IA		Management	04/27/11	For		For
									3) Advisory vote on		Management	04/27/11	For		For
									   executive compensation
									4) Frequency of vote on		Management	04/27/11	Against	Against
									   executive compensation
									5) Approval of Employee Stock	Management	04/27/11	For		For
									   Purchase Plan

Energen Corp.		EGN	29265N108	04/27/11	1) Election of Directors	Management	04/18/11	For		For
									2) Ratify IA			Management	04/18/11	For		For
									3) Amendment of Stock		Management	04/18/11	For		For
									   Incentive Plan
									4) Advisory vote on		Management	04/18/11	For		For
									   executive compensation
									5) Frequency of vote on		Management	04/18/11	For		For
									   executive compensation
									6) Shareholder proposal		Shareholder	04/18/11	Against	For

Shore Bancshares, Inc.	SHBI	825107105	04/27/11	1) Election of Directors	Management	04/13/11	For		For
									2) Ratify Stegman as IA		Management	04/13/11	For		For
									3) Advisory vote on		Management	04/13/11	For		For
									   executive compensation
									4) Frequency of vote on		Management	04/13/11	For		For
									   executive compensation

Middleburg Financial	MRBG	596094102	04/27/11	1) Election of Directors	Management	04/13/11	For		For
									2) Ratify appointment of 	Management	04/13/11	For		For
									   Yount, Hyde & Barbour
									   as IA
									3) Advisory vote on		Management	04/13/11	For		For
									   executive compensation
									4) Frequency of vote on		Management	04/13/11	Against	Against
									   executive compensation

EOG Resources		EOG	26875P101	05/03/11	1) Election of Directors	Management	04/27/11	For		For
									2) Ratify DT as IA		Management	04/27/11	For		For
									3) Approval of executive	Management	04/27/11	For		For
									   compensation
									4) Frequency of vote on		Management	04/27/11	For		For
									   executive compensation
									5) Accelerated vesting of	Shareholder	04/27/11	Against	For
									   executive officers
									   stock awards upon change
									   of control
									6) Corporate political		Shareholder	04/27/11	Against	For
									   contributions

Suncor Energy		SU	867224107	05/03/11	1) Election of Directors	Management	04/20/11	For		For
									2) Re-appoint. of PwC as IA	Management	04/20/11	For		For
									3) Approval of exec. comp.	Management	04/20/11	For		For

Assurant, Inc.		AIZ	04621X108	05/12/11	1) Election of Directors	Management	05/09/11	For		For
									2) Appoint of PwC as IA		Management	05/09/11	For		For
									3) Approval of exec. comp.	Management	05/09/11	For		For
									4) Frequency of vote on		Management	05/09/11	For		For
									   executive compensation

OceanFirst			OCFC	675234108	05/05/11	1) Election of Directors	Management	05/02/11	For		For
Financial Corp.							2) Approval of 2011 Stock	Management	05/02/11	Against	Against
									   Incentive Plan
									3) Approval of 2011 Cash	Management	05/02/11	For		For
									   Incentive Comp. Plan
									4) Ratify KPMG as IA		Management	05/02/11	For		For
									5) Advisory vote on 		Management	05/02/11	For		For
									   executive compensation
									6) Frequency of vote on		Management	05/02/11	Against	Against
									   executive compensation

Republic Services		RSG	760759100	05/12/11	1) Election of Directors	Management	05/11/11	For		For
									2) Advisory vote on		Management	05/11/11	For		For
									   executive compensation
									3) Frequency of vote on		Management	05/11/11	Against	Against
									   executive compensation
									4) Approval of Amended and 	Management	05/11/11	For		For
									   Restated 2007 Stock
									   Incentive Plan
									5) Ratify E&Y as IA		Management	05/11/11	For		For
									6) Payments upon death of	Shareholder	05/11/11	Against	For
									   senior executive

ON Semiconductor		ONNN	682189105	05/11/11	1) Election of Directors	Management	05/09/11	For		For
									2) Advisory vote on 		Management	05/09/11	For		For
									   executive compensation
									3) Frequency of vote on		Management	05/09/11	For		For
									   executive compensation
									4) Ratify PwC as IA		Management	05/09/11	For		For

ConocoPhillips		COP	20825C104	05/11/11	1) Election of Directors	Management	05/09/11	For		For
									2) Ratify E&Y as IA		Management	05/09/11	For		For
									3) Advisory vote on		Management	05/09/11	For		For
									   executive compensation
									4) Frequency of vote on		Management	05/09/11	For		N/A
									   executive compensation
									5) Approval of 2011 Omnibus	Management	05/09/11	For		For
									   Stock and Performance
									   Incentive Plan
									6) Gender expression non-	Shareholder	05/09/11	Against	For
									   discrimination
									7) Political contributions	Shareholder	05/09/11	Against	For
									8) Report on grassroots		Shareholder	05/09/11	Against	For
									   lobbying expenditures
									9) Accident risk mitigation	Shareholder	05/09/11	Against	For
									10)Company environmental	Shareholder	05/09/11	Against	For
									   policy (Louisiana Wetlands)
									11)Greenhouse gas reduction	Shareholder	05/09/11	Against	For
									   targets
									12)Report on financial risks	Shareholder	05/09/11	Against	For
									   from climate change
									13)Canadian oil sands		Shareholder	05/09/11	Against	For

NGP Capital			NGPC	62912R107	05/11/11	1) Election of Directors	Management	05/09/11	For		For
									2) Ratify PwC as IA		Management	05/09/11	For		For
									3) Adjournment to solicit	Management	05/09/11	For		For
									   additional votes if
									   necessary

W.R. Berkely		WRB	084423102	05/17/11	1) Election of Directors	Management	05/11/11	For		For
Corporation								2) Advisory vote on 		Management	05/11/11	For		For
									   executive compensation
									3) Frequency of vote on		Management	05/11/11	Against	Against
									   executive compensation
									4) Ratify KPMG as IA		Management	05/11/11	For		For

J2 Global			JCOM	46626E205	05/12/11	1) Election of Directors	Management	05/09/11	For		For
Communications							2) Ratify Singerlewak as IA	Management	05/09/11	For		For
									3) Advisory vote on 		Management	05/09/11	For		For
									   executive compensation
									4) Frequency of vote on		Management	05/09/11	For		For
									   executive compensation
									5) Other business			Management	05/09/11	For		For

PPL Corporation		PPL	69351T106	05/18/11	1) Election of Directors	Management	05/11/11	For		For
									2) Approval of Short-Term	Management	05/11/11	For		For
									   Incentive Plan
									3) Ratify IA			Management	05/11/11	For		For
									4) Advisory vote on		Management	05/11/11	For		For
									   executive compensation
									5) Frequency of vote on		Management	05/11/11	For		For
									   executive compensation
									6) Director election majority	Shareholder	05/11/11	For		Against
									   vote standard
									7) Special shareowner meeting	Shareholder	05/11/11	Against	For

Michael Baker		BKR	057149106	05/25/11	1) Election of Directors	Management	05/23/11	For		For
Corporation								2) Advisory vote on 		Management	05/23/11	For		For
									   executive compensation
									3) Frequency of vote on		Management	05/23/11	For		For
									   executive compensation
									4) Ratify DT as IA		Management	05/23/11	For		For

PartnerRe			PRE	G6852T105	05/19/11	1) Election of Directors	Management	05/16/11	For		For
									2) Re-appoint DT as IA		Management	05/16/11	For		For
									3) To approve increase in	Management	05/16/11	For		For
									   shares available under
									   2005 Employee Equity Plan
									4) To approve Swiss Share	Management	05/16/11	For		For
									   Purchase Plan
									5) Advisory vote on		Management	05/16/11	For		For
									   executive compensation
									6) Frequecy of vote on 		Management	05/16/11	For		For
									   on executive compensation

American National		AMNB	027745108	05/17/11	1) Election of Directors	Management	05/11/11	For		For
Bankshares, Inc.							2) Advisory vote on		Management	05/11/11	For		For
									   executive compensation
									3) Frequency of vote on		Management	05/11/11	For		For
									   executive compensation

First Potomac Realty	FPO	33610F109	05/19/11	1) Election of Directors	Management	05/16/11	For		For
Trust									2) Approval of amendment to	Management	05/16/11	For		For
									   2009 Equity Comp. Plan
									3) Ratify KPMG as IA		Management	05/16/11	For		For
									4) Advisory vote on 		Management	05/16/11	For		For
									   executive compensation
									5) Frequency of vote on 	Management	05/16/11	For		For
									   executive compensation

FTI Consulting, Inc.	FCN	302941109	06/01/11	1) Election of Directors	Management	05/23/11	For		For
									2) Approval of declassifying	Management	05/23/11	For		For
									   Board of Directors
									3) Approval of 2011 Incentive	Management	05/23/11	For		For
									   Compensation Plan
									4) Ratify KPMG as IA		Management	05/23/11	For		For
									5) Advisory vote on 		Management	05/23/11	For		For
									   executive compensation
									6) Frequency of vote on		Management	05/23/11	Against	Against
									   executive compensation

Omniamerican		OABC	68216R107	05/24/11	1) Election of Directors	Management	05/19/11	For		For
Bancorp, Inc.							2) Ratify McGladrey &		Management	05/19/11	For		For
									   Pullen as IA
									3) Approval of exec. comp.	Management	05/19/11	For		For
									4) Frequency of vote on		Management	05/19/11	For		For
									   executive compensation
									5) Approval of 2011 Equity	Management	05/19/11	For		For
									   Incentive Plan

Tessera Technologies	TSRA	88164L100	05/24/11	1) Election of Directors	Management	05/19/11	For		For
									2) Ratify PwC as IA		Management	05/19/11	For		For
									3) Advisory vote on 		Management	05/19/11	For		For
									   executive compensation
									4) Frequency of vote on		Management	05/19/11	Against	Against
									   executive compensation
									5) Adoption of majority vote	Shareholder	05/19/11	For		Against
									   standard in uncontested
									   director elections

TNS, Inc.			TNS	872960109	05/18/11	1) Election of Directors	Management	05/11/11	For		For
									2) Ratify E&Y as IA		Management	05/11/11	For		For
									3) Approval of increase in	Management	05/11/11	For		For
									   aggregate number of shares
									   of common stock
									4) Advisory vote on 		Management	05/11/11	For		For
									   executive compensation
									5) Frequency of vote on		Management	05/11/11	For		For
									   executive compensation

Chicopee Bancorp, Inc.	CBNK	168565109	05/25/11	1) Election of Directors	Management	05/19/11	For		For
									2) Ratify Berry, Dunn,		Management	05/19/11	For		For
									   McNeil & Parker as IA
									3) Advisory vote on		Management	05/19/11	For		For
									   executive compensation
									4) Frequency of vote on		Management	05/19/11	For		For
									   executive compensation

Emcor Group, Inc.		EME	29084Q100	06/01/11	1) Election of Directors	Management	05/23/11	For		For
									2) Advisory vote on		Management	05/23/11	For		For
									   executive compensation
									3) Frequency of vote on		Management	05/23/11	For		For
									   executive compensation
									4) Ratify E&Y as IA		Management	05/23/11	For		For

Rush Enterprises, Inc.	RUSH	781846209	05/17/11	1) Election of Directors	Management	05/11/11	For		For
									2) Ratify E&Y as IA		Management	05/11/11	For		For
									3) Approval of the Amendment	Management	05/11/11	For		For
									   and Restatement of the
									   2006 Non-Employee Director
									   Stock Plan
									4) Advisory vote on		Management	05/11/11	For		For
									   executive compensation
									5) Frequency of vote on		Management	05/11/11	Against	Against
									   executive compensation

Rudoph Technologies	RTECC	781270103	05/25/11	1) Election of Directors	Management	05/19/11	For		For
									2) Advisory vote on 		Management	05/19/11	For		For
									   executive compensation
									3) Frequency of vote on		Management	05/19/11	Against	Against
									   executive compensation
									4) Ratify E&Y as IA		Management	05/19/11	For		For

Global Indemnity PLC	GBLI	G39319101	06/15/11	1) Election of Directors	Management	05/25/11	For		For
									2) To authorize open market	Management	05/25/11	For		For
									   purchases of Global
									   Indemnity Class A shares
									3) To authorize reissue price	Management	05/25/11	For		For
									   range of Class A shares
									   acquired as treasury sh
									4) Ratify PwC as IA		Management	05/25/11	For		For
									5a)Election of Directors	Management	05/25/11	For		For
									   for Wind River
									5b)Ratify PwC as IA for		Management	05/25/11	For		For
									   Wind River
									6) Advisory vote on		Management	05/25/11	For		For
									   executive compensation
									7) Frequency of vote on		Management	05/25/11	Against	Against
									   executive compensation
									8) To authorize holding 2012	Management	05/25/11	For		For
									   Annual Meeting at location
									   outside Ireland

American National		AMNB	027745108	06/17/11	1) To approve issuance of	Management	06/08/11	For		For
Bankshares, Inc.							   additional common stock
									   of American National
									   Bankshares to shareholders
									   of MidCarolina Financial
									   pursuant to plan of merger
									2) To adjourn or postpone	Management	06/08/11	For		For
									   special meeting if
									   necessary

Harmonic,Inc.		HLIT	413160102	06/22/11	1) Election of Directors	Management	06/13/11	For		For
									2) Advisory vote on 		Management	06/13/11	For		For
									   executive compensation
									3) Frequency of vote on		Management	06/13/11	For		For
									   executive compensation
									4) Approval of amendment to	Management	06/13/11	For		For
									   Employee Stock Purchase
									   Plan
									5) Ratify appointment of 	Management	06/13/11	For		For
									   PwC as IA

Heritage			HBOS	42726X102	06/22/11	1) Election of Directors	Management	06/15/11	For		For
Financial Group							2) Approval of 2011 Equity	Management	06/15/11	For		For
									   Incentive Plan
									3) Advisory vote on 		Management	06/15/11	For		For
									   executive compensation
									4) Frequency of vote on		Management	06/15/11	Against	Against
									   executive compensation
									5) Ratify IA			Management	06/15/11	For		For







Signatures

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Greenspring Fund, Incorporated

By: /s/ Charles vK. Carlson
Charles vK. Carlson
Chief Executive Officer

August 15, 2011